SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Schedule of Segment Reporting Information, by Segment
Segment information for the year ended and as of December 31, 2018 are as follows:

	Biopharmaceutical Products	Biomaterial Products	Total
	USD	USD	USD
Year ended December 31, 2018
Sales	422,166,244	44,711,325	466,877,569
Cost of sales	141,683,089	5,104,147	146,787,236
Gross profit	280,483,155	39,607,178	320,090,333
Income from operations	128,980,355	17,192,396	146,172,751
Net income	131,561,108	16,406,007	147,967,115
Equity in income of an equity method investee	2,368,995	-	2,368,995
Interest income	13,704,954	1,796	13,706,750
Share-based compensation	23,130,570	-	23,130,570
Depreciation and Amortization	13,902,507	9,322,844	23,225,351
Income tax expense	15,353,208	2,682,972	18,036,180

Segment assets	2,095,996,321	348,885,628	2,444,881,949
Capital expenditures	35,245,016	1,471,374	36,716,390
Equity method investment	15,428,028	-	15,428,028

Reconciliation of Assets from Segment to Consolidated
Reconciliation of segment assets to consolidated total assets:

December 31, 2018
USD
Year ended December 31, 2018
Total segment assets	2,444,881,949
Elimination of intercompany investment balances	(434,903,268)
Consolidated total assets	2,009,978,681